Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Inputs Liablities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value	₩ 7,789,263	₩ 9,014,374
Derivative linked securities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Net Asset Value Method, and others
Fair value	₩ 7,028,486	₩ 8,231,303
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation
Derivative linked securities | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		60.10%
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	1.00%	1.00%
Correlation Coefficient	60.02%
Derivative linked securities | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		93.32%
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	107.11%	119.27%
Correlation Coefficient	89.73%
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, and others	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Net Asset Value Method, and others
Fair value	₩ 437,662	₩ 370,093
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Correlation Coefficient	The higher the correlation coefficient, the higher the fair value fluctuation
Stock and index | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		60.10%
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	13.79%	0.09%
Correlation Coefficient	60.02%
Stock and index | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities		79.72%
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	52.45%	119.27%
Correlation Coefficient	77.96%
Others
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation techniques	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form
Fair value	₩ 323,115	₩ 412,978
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Others | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	60.02%	50.43%
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	4.49%	8.68%
Discount Rate Unobservable Inputs Liabilities	5.07%	4.83%
Others | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Correlation Coefficient Between Underlying Asset Unobservable Inputs Liabilities	89.73%	93.32%
Volatility Of The Underlying Asset Unobservable Inputs Liabilities	107.11%	119.27%
Discount Rate Unobservable Inputs Liabilities	5.19%	6.85%